INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2014	2013

Raw materials	$3,639	$3,677
Work-in-progress	2,875	2,357
Finished goods	6,861	7,414

	$13,375	$13,448